Pettanicals Deposit	6 Months Ended
Oct. 31, 2019
Pettanicals Deposit
Pettanicals Deposit

Note 7 - Pettanicals Deposit

In September 2019 the Company entered into an agreement to buy Pettanicals Pet Treats Inc. Pettanicals is a Canadian-based company in the nutritional pet supplement business. We plan to use Pettanicals to introduce CBD infused high performance nutritional pet health supplements to international markets. The agreement calls for the Company to issue $102,000 of restricted common shares as a deposit, and to pay cash of $153,000 upon closing. The Company issued 1,020,000,000 shares on September 12, 2019 as the deposit under this agreement. The closing date for this acquisition has not been set. Pettanicals is owned by a key member of management and his spouse.